Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Components of Provision for Income Taxes (Benefits)

Significant components of the provision for income taxes (benefits) are as follows:

	Years ended December 31,
	2025	2024	2023
Current tax	$—	$—	$—
Deferred tax – tax loss	—	25,175	5,049
Deferred tax – book-tax difference	(1,531)	(95)	(959)
Income taxes (benefits) expenses	$(1,531)	$25,080	$4,090

Schedule of Reconciliation of Differences Between Income Tax Rate Profits and Income Tax (Benefits) Expenses

Reconciliation of the differences between the Income Tax rate applicable to profits and the income tax (benefits) expenses of the Company:

	Years ended December 31,
	2025	2024	2023
Income(loss) before taxation	$(8,312,847)	$(1,386,479)	$17,650

Notional tax on loss before tax
Computed expected tax (benefits) expense	(433,837)	(277,296)	3,530
Non-taxable or non-deductible expenses	(151,637)	129,635	560
Change in valuation allowances	583,943	172,741	—
Total	$(1,531)	$25,080	$4,090

The following table reconciles statutory rate of jurisdictions in which we do business to Yong Ding’s effective tax rate:

	Years ended December 31,
	2025	2024	2023
Statutory income tax rate	20.00%	20.00%	20.00%
Non-taxable or non-deductible expenses	7.53%	0.63%	3.17%
Change in valuation allowances	-27.45%	-24.14%	—%
Effective tax rate	0.08%	-3.50%	23.17%

The following table reconciles statutory rate of jurisdictions in which we do business to YD USA’s effective tax rate:

	Years ended December 31,
	2025	2024	2023
Statutory income tax rate	21.00%	—	—
Non-taxable or non-deductible expenses	0.00%	—	—
Change in valuation allowances	-21.00%	—	—
Effective tax rate	0.00%	—	—

Schedule of Deferred Tax Assets (Liabilities)

Deferred tax assets (liabilities) are as follows:

	December 31, 2025	December 31, 2024
Deferred tax assets
Tax losses carry forwards	$551,303	$167,454
Expected credit losses	1,543	421
Others	—	991
Valuation allowance	(552,846)	(168,866)
	$—	$—

Deferred tax liabilities
Property, plant and equipment	$—	$(1,463)
Total deferred tax assets	$—	$(1,463)